Loan payable to third parties (Tables)	6 Months Ended
Jun. 30, 2023
Loan payable to third parties
Schedule of loan payable to third parties
	June 30,	December 31,
	2023	2022
Loan payable to third parties	$711,266	$—
Loan payable to third parties-long term	3,506,793	3,395,861
Total	$4,218,059	$3,395,861